Schedule of components of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign	$ (17,642,162)	$ (8,434,781)	$ (25,028,694)
LOSS BEFORE INCOME TAXES	(17,642,162)	(8,434,781)	(25,028,694)
SINGAPORE
Foreign	(378,777)	(203,411)	(3,942,542)
LOSS BEFORE INCOME TAXES	(378,777)	(203,411)	(3,942,542)
MALAYSIA
Foreign	(673,036)
LOSS BEFORE INCOME TAXES	(673,036)
Foreign [Member]
Foreign	(16,590,349)	(8,231,370)	(21,086,152)
LOSS BEFORE INCOME TAXES	$ (16,590,349)	$ (8,231,370)	$ (21,086,152)